UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23861

SEI Alternative Income Fund

(Exact name of registrant as specified in charter)

________

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

(610) 676-1000

c/o Timothy D. Barto, Esq.

SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-3649

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

February 28, 2026

Semi-Annual Report

SEI Alternative Income Fund

seic.com

TABLE OF CONTENTS

Schedule of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to Financial Statements	10
Disclosure of Fund Expenses	18

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

SEI Alternative Income Fund

Sector Weightings†:

 100.0% Asset-Backed Securities

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 96.8%
Other Asset-Backed Securities — 96.8%

Abry Liquid Credit CLO, Ser 2025-1A, Cl D
7.073%, TSFR3M + 3.250%, 10/20/2038(A)(B)	$625	$624
Abry Liquid Credit CLO, Ser 2025-1A, Cl E
9.823%, TSFR3M + 6.000%, 10/20/2038(A)(B)	625	607
Apex Credit CLO 12, Ser 2025-12A, Cl D1
7.418%, TSFR3M + 3.750%, 04/20/2038(A)(B)	500	500
Apex Credit CLO 13, Ser 2025-13A, Cl D1
6.971%, 01/22/2039(A)	1,000	988
Apex Credit CLO, Ser 2019-1A, Cl D1RR
7.518%, TSFR3M + 3.850%, 07/18/2037(A)(B)	1,000	961
Apex Credit CLO, Ser 2020-2A, Cl DR
7.168%, TSFR3M + 3.500%, 10/20/2038(A)(B)	1,000	950
Apex Credit CLO, Ser 2024-2A, Cl D1
7.418%, TSFR3M + 3.750%, 07/25/2037(A)(B)	750	751
Ares XLI CLO, Ser 2016-41A, Cl SUB
0.000%, 04/15/2034(A)(C)	3,150	515
Ares XXXIV CLO, Ser 2015-2A, Cl SUB
0.000%, 07/17/2038(A)(B)(C)(D)	4,005	2,541
Atlas Senior Loan Fund VII, Ser 2016-7A, Cl ER
10.334%, TSFR3M + 6.662%, 11/27/2031(A)(B)	2,000	1,811
Atlas Senior Loan Fund XX, Ser 2022-20A, Cl D1R
7.518%, TSFR3M + 3.850%, 10/19/2037(A)(B)	1,300	1,304
Atlas Senior Loan Fund XXV, Ser 2025-25A, Cl D1
7.348%, TSFR3M + 3.680%, 07/20/2038(A)(B)	200	201
Barings CLO III, Ser 2019-3A, Cl D2RR
7.768%, TSFR3M + 4.100%, 01/20/2036(A)(B)	1,150	1,095
Battalion CLO XI, Ser 2017-11A, Cl ER
10.977%, 04/24/2034(A)	1,000	830
Battalion CLO XIV, Ser 2019-14A, Cl CR2
5.668%, TSFR3M + 2.000%, 01/20/2035(A)(B)	500	501

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Battalion CLO XVI, Ser 2019-16A, Cl ER2
10.758%, TSFR3M + 7.090%, 01/20/2038(A)(B)	$800	$750
Battalion CLO XXIX, Ser 2025-29A, Cl SUB
0.000%, 03/31/2038(A)(B)(C)(D)	250	198
Battalion CLO XXVIII, Ser 2025-28A, Cl D2
7.618%, TSFR3M + 3.950%, 01/20/2038(A)(B)	300	293
Battalion CLO XXVIII, Ser 2025-28A, Cl F
12.708%, TSFR3M + 9.040%, 01/20/2038(A)(B)	250	229
Battalion CLO XXVIII, Ser 2025-28A, Cl SUB
0.000%, 01/20/2038(A)(B)(C)(D)	1,640	1,197
Battery Park CLO, Ser 2019-1A, Cl E
10.922%, TSFR3M + 7.250%, 07/15/2036(A)(B)	350	322
Benefit Street Partners CLO XV, Ser 2018-15A, Cl SUB
0.000%, 07/18/2031(A)(B)(C)(D)	1,895	815
Black Diamond CLO, Ser 2022-1A, Cl D1R
0.000%, 04/25/2039(A)(C)	1,769	1,769
Black Diamond CLO, Ser 2025-2A, Cl B
5.819%, TSFR3M + 1.900%, 10/15/2038(A)(B)	500	502
BlueMountain CLO, Ser 2018-3A, Cl C
6.130%, TSFR3M + 2.462%, 10/25/2030(A)(B)	125	125
Catamaran CLO, Ser 2014-1A, Cl BR
6.091%, TSFR3M + 2.422%, 04/22/2030(A)(B)	125	125
CQS US CLO 5, Ser 2025-5A, Cl C
5.861%, TSFR3M + 2.050%, 01/17/2039(A)(B)	738	742
CQS US CLO 5, Ser 2025-5A, Cl D1
6.961%, TSFR3M + 3.150%, 01/17/2039(A)(B)	369	367
Crown Point CLO 7, Ser 2018-7A, Cl AR
4.898%, TSFR3M + 1.230%, 10/20/2031(A)(B)	26	26
Elevation CLO, Ser 2013-1A, Cl D1R3
7.018%, TSFR3M + 3.350%, 07/25/2038(A)(B)	1,250	1,252
Elevation CLO, Ser 2026-19A, Cl D1
6.562%, 03/31/2038(A)	500	498
Ivy Hill Middle Market Credit Fund IX, Ser 2025-9A, Cl ER3
10.715%, TSFR3M + 6.500%, 07/23/2037(A)(B)	500	493
Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl SUB
0.000%, 07/25/2036(A)(B)(C)(D)	400	316
LCM 31, Ser 2024-31A, Cl ER
10.918%, TSFR3M + 7.250%, 07/20/2034(A)(B)	500	419

2	SEI Alternative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
LCM 38, Ser 2025-38A, Cl D1R2
7.422%, TSFR3M + 3.750%, 11/04/2038(A)(B)	$2,420	$2,408
LCM 39, Ser 2024-39A, Cl ER
10.672%, TSFR3M + 7.000%, 10/15/2034(A)(B)	1,000	931
LCM 40, Ser 2024-40A, Cl D1R
7.422%, TSFR3M + 3.750%, 01/15/2038(A)(B)	1,000	969
LCM XVII, Ser 2018-17A, Cl CRR
6.034%, TSFR3M + 2.362%, 10/15/2031(A)(B)	125	125
Man Capital CLO, Ser 2021-2RA, Cl D1R
5.050%, 04/17/2039(A)	1,400	1,400
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037(A)(B)(C)(D)	1,000	680
MidOcean Credit CLO XVIII, Ser 2025-18A, Cl SUB
0.000%, 10/18/2035(A)(B)(C)(D)	250	196
Mountain View CLO XV, Ser 2019-2A, Cl CR
6.572%, TSFR3M + 2.900%, 07/15/2037(A)(B)	1,250	1,254
Mountain View CLO XVII, Ser 2023-1A, Cl D1R
6.972%, TSFR3M + 3.300%, 10/15/2038(A)(B)	1,250	1,252
Mountain View CLO XVIII, Ser 2024-1A, Cl E
11.261%, TSFR3M + 7.590%, 10/16/2037(A)(B)	788	794
Navesink CLO 1, Ser 2023-1A, Cl D1R
7.568%, TSFR3M + 3.900%, 07/25/2033(A)(B)	1,000	1,002
Navesink CLO 5, Ser 2026-5A, Cl D1
0.000%, 03/31/2039(A)(C)	1,000	1,000
Neuberger Berman Loan Advisers CLO XXXVIII, Ser 2020-38A, Cl SUB
0.000%, 10/20/2032(C)(D)	900	315
Ocean Trails CLO 8, Ser 2020-8A, Cl D1R2
7.208%, TSFR3M + 3.400%, 03/15/2038(A)(B)	1,000	991
Ocean Trails CLO IX, Ser 2020-9A, Cl D1RA
6.822%, TSFR3M + 3.150%, 01/15/2038(A)(B)	1,250	1,233
OCP CLO, Ser 2024-31A, Cl SUB
0.000%, 04/20/2037(A)(C)	577	416
OCP CLO, Ser 2024-38A, Cl SUB
0.000%, 01/21/2038(A)(B)(C)(D)	1,000	690
Polus US CLO III, Ser 2025-3A, Cl D1
6.837%, 01/20/2039(A)	250	250
Rad CLO 18, Ser 2023-18A, Cl ER
10.172%, TSFR3M + 6.500%, 07/15/2037(A)(B)	500	466

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Romark CLO IV, Ser 2021-4A, Cl C1R
6.800%, TSFR3M + 3.150%, 07/10/2034(A)(B)	$1,250	$1,219
Saratoga Investment Corp Senior Loan Fund, Ser 2022-1A, Cl CR
6.068%, TSFR3M + 2.400%, 10/20/2037(A)(B)	625	628
TCP Whitney CLO, Ser 2025-1A, Cl D2R2
8.856%, TSFR3M + 5.200%, 11/20/2037(A)(B)	594	590
TCW CLO, Ser 2017-1A, Cl D1R4
6.668%, TSFR3M + 3.000%, 03/24/2038(A)(B)	400	398
TCW CLO, Ser 2021-2A, Cl D1R
6.768%, TSFR3M + 3.100%, 10/24/2038(A)(B)	1,100	1,083
TCW CLO, Ser 2021-2A, Cl DJR
7.868%, TSFR3M + 4.200%, 10/24/2038(A)(B)	350	331
TCW CLO, Ser 2021-2A, Cl ER
10.418%, TSFR3M + 6.750%, 10/24/2038(A)(B)	600	553
THL Credit Lake Shore MM CLO I, Ser 2019-1A, Cl A1R
5.634%, TSFR3M + 1.962%, 04/15/2033(A)(B)	675	676
THL Credit Wind River CLO, Ser 2019-3A, Cl CR3
6.392%, TSFR3M + 2.050%, 01/15/2038(A)(B)	500	501
Venture 34 CLO, Ser 2018-34A, Cl D
7.234%, 10/15/2031(A)	500	496
Venture CLO, Ser 2017-28AA, Cl DR
7.549%, TSFR3M + 3.882%, 10/20/2034(A)(B)	850	804
Venture XXII CLO, Ser 2015-22A, Cl DR
6.684%, 01/15/2031(A)	500	485
Voya CLO, Ser 2013-2A, Cl DR
9.530%, TSFR3M + 5.862%, 04/25/2031(A)(B)	1,938	1,846
Voya CLO, Ser 2014-4A, Cl DR
9.879%, TSFR3M + 6.212%, 07/14/2031(A)(B)	698	671
Voya CLO, Ser 2017-1A, Cl D
10.029%, TSFR3M + 6.362%, 04/17/2030(A)(B)	750	726
Voya CLO, Ser 2020-1A, Cl SUB
0.000%, 07/16/2034(A)(C)	2,000	840

SEI Alternative Income Fund	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

SEI Alternative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wellfleet CLO, Ser 2024-2A, Cl SUB
0.000%, 02/25/2038(A)(B)(C)(D)	$1,014	$649

Total Asset-Backed Securities
(Cost $54,263) ($Thousands)		53,485

Total Investments in Securities — 96.8%
(Cost $54,263) ($Thousands)		$53,485

Percentages are based on Net Assets of $55,244 ($ Thousands).

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $53,170 ($ Thousands), representing 96.2% of the Net Assets of the Fund.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No interest rate available.

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Cl — Class

CLO — Collateralized Loan Obligation

Ser — Series

TSFR3M — Term Secured Overnight Financing Rate 3 Months

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset-Backed Securities	–	45,888	7,597	53,485
Total Investments in Securities	–	45,888	7,597	53,485

The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 investments as of February 28, 2026. The disclosure below also includes quantitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value as of February 28, 2026 (000)	Valuation Technique(s)	Unobservable Input	Price Range (000)
CLO Equity	$7,597	Market Quotes	Broker Quote	$196 - 2,541

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The following is a reconciliation of the Investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Asset-Backed Securities
Balance as of August 31, 2025	$8,355
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/ (depreciation)	(114)
Purchases	403
Sales	(1,047)
Net transfer into Level 3	-
Net transfer out of Level 3	-
Ending Balance as of February 28, 2026	$7,597
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(114)

Amounts designated as “-” are $0.

4	SEI Alternative Income Fund

STATEMENT OF ASSETS AND LIABILITIES ($ Thousands)

February 28, 2026 (Unaudited)

SEI Alternative Income Fund
Assets:
Investments, at value	$53,485
Cash	4,682
Interest receivable	408
Prepaid expenses	28
Total Assets	58,603
Liabilities:
Payable for investment securities purchased	2,815
Payable for professional fees	435
Income distribution payable	51
Shareholder servicing fees payable, Class F	7
Investment advisory fees payable	7
Accrued expense payable	44
Total Liabilities	3,359
Net Assets	$55,244
Cost of Investments	$54,263
Net Assets:
Paid-in Capital — (Unlimited Authorization — No Par Value)	$56,597
Total Accumulated Losses	(1,353)
Net Assets	$55,244
Net Asset Value, Offering and Redemption Price Per Share — Class F	$9.93
($33,539,196 ÷ 3,379,176 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$9.93
($21,704,874 ÷ 2,186,724 shares)

The accompanying notes are an integral part of the financial statements.

SEI Alternative Income Fund	5

STATEMENT OF OPERATIONS ($ Thousands)

For the six month period ended February 28, 2026 (Unaudited)

SEI Alternative Income Fund
Investment Income:
Interest income	$1,851
Total Investment Income	1,851
Expenses:
Investment advisory fees	348
Shareholder servicing fees, Class F	41
Administration fees	27
Professional fees	75
Custodian/Wire agent fees	30
Printing fees	20
Registration fees	20
Other expenses**	18
Total Expenses	579
Less:
Waiver of investment advisory fees	(311)
Waiver of administration fees	(27)
Net Expenses	241
Net Investment Income	1,610
Net Realized Gain (Loss) on:
Investments	98
Net Realized Gain (Loss)	98
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,266)
Net Change in Unrealized Appreciation (Depreciation)	(1,266)
Net Realized and Unrealized Gain (Loss)	(1,168)
Net Increase in Net Assets Resulting from Operations	$442

**	Includes Trustees’ fees in the amount of $50.

The accompanying notes are an integral part of the financial statements.

6	SEI Alternative Income Fund

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended February 28, 2026 (Unaudited) and the year ended August 31, 2025

	SEI Alternative Income Fund
	09/01/25 to 02/28/26	09/01/24 to 08/31/25
Operations:
Net investment income	$1,610	$2,906
Net realized gain (loss)	98	389
Net change in unrealized appreciation (depreciation)	(1,266)	(193)
Net Increase in Net Assets Resulting from Operations	442	3,102
Distributions:
Class F	(1,613)	(1,886)
Class Y	(1,080)	(1,192)
Total Distributions	(2,693)	(3,078)
Capital Share Transactions:
Class F:
Proceeds from shares issued	2,424	14,004
Reinvestment of distributions	1,073	1,249
Cost of shares exchanged	—	(561)
Cost of shares redeemed	(409)	(571)
Net Increase in Net Assets from Class F Transactions	3,088	14,121
Class Y:
Proceeds from shares issued	2,050	4,038
Proceeds from shares exchanged	—	561
Reinvestment of distributions	1,015	1,179
Net Increase in Net Assets from Class Y Transactions	3,065	5,778
Net Increase in Net Assets Derived from Capital Share Transactions	6,153	19,899
Net Increase in Net Assets	3,902	19,923
Net Assets:
Beginning of Period	51,342	31,419
End of Period	$55,244	$51,342
Capital Share Transactions:
Class F:
Shares issued	236	1,355
Shares exchanged	—	(54)
Reinvestment of distributions	106	120
Shares redeemed	(40)	(55)
Net Increase from Class F transactions	302	1,366
Class Y:
Shares issued	197	392
Shares exchanged	—	54
Reinvestment of distributions	100	114
Net Increase from Class Y transactions	297	560

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Alternative Income Fund	7

STATEMENT OF CASH FLOWS ($ Thousands)

For the six month period ended February 28, 2026 (Unaudited)

SEI Alternative Income Fund
Cash Flows Used in Operating Activities:
Net Increase in Net Assets Resulting from Operations	$442
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchase of investment securities	(20,776)
Proceeds from disposition of investment securities	15,695
Amortization (accretion of market discount)	(10)
Net Realized (Gain) Loss on:
Investments	(98)
Net Change in Unrealized (Appreciation) Depreciation on:
Investments	1,266
Changes in Assets:
(Increase) Decrease in interest receivable	(41)
(Increase) Decrease in receivable from administrator	20
(Increase) Decrease in prepaid expenses	(18)
Changes in Liabilities:
Increase (Decrease) in payable for investment securities purchased	(2,377)
Increase (Decrease) in payable for professional fees	435
Increase (Decrease) in investment advisory fees payable	7
Increase (Decrease) in trustees’ fees payable	(1)
Increase (Decrease) in accrued expense payable	(462)
Net Cash Used in Operating Activities	(5,918)
Cash Flows Provided by Financing Activities:
Dividends and distributions	(2,693)
Reinvestment of dividends and distributions	2,086
Proceeds from shares issued	4,474
Cost of shares redeemed	(409)
Net Cash Provided by Financing Activities	3,458
Net Change in Cash	(2,460)
Cash at Beginning of Period	$7,142
Cash at End of Period	$4,682

The accompanying notes are an integral part of the financial statements.

8	SEI Alternative Income Trust

FINANCIAL HIGHLIGHTS

For the six month period ended February 28, 2026 (Unaudited) and the year or period ended August 31, For a share outstanding throughout each year or period

	Net Asset Value, Beginning of Year/ Period	Net Investment Income(1)	Net Realized and Unrealized Gains	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year/ Period	Total Return†	Net Assets End of Year/Period ($Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
SEI Alternative Income Fund
Class F
2026@	$10.34	$0.30	$(0.21)	$0.09	$(0.42)	$(0.08)	$(0.50)	$9.93	0.87%	$33,539	1.00%	2.26%	5.92%	30%
2025	10.33	0.76	0.06	0.82	(0.71)	(0.10)	(0.81)	10.34	8.26	31,809	1.00	2.97	7.32	74
2024(2)	10.00	0.64	0.30	0.94	(0.61)	—	(0.61)	10.33	9.68	17,676	1.00	3.70	7.50	55
Class Y
2026@	$10.34	$0.31	$(0.20)	$0.11	$(0.44)	$(0.08)	$(0.52)	$9.93	1.00%	$21,705	0.75%	2.01%	6.16%	30%
2025	10.33	0.79	0.06	0.85	(0.74)	(0.10)	(0.84)	10.34	8.52	19,533	0.75	2.71	7.63	74
2024(2)	10.00	0.66	0.30	0.96	(0.63)	—	(0.63)	10.33	9.90	13,743	0.75	3.46	7.76	55

@	For the six-month period ended February 28, 2026. All ratios for the period have been annualized.

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

(2)	Commenced operations on October 31, 2023. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Alternative Income Fund	9

NOTES TO FINANCIAL STATEMENTS

February 28, 2026 (Unaudited)

1. ORGANIZATION

SEI Alternative Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 1, 2023. The Fund is a non-diversified, closed-end management investment company registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”). The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). The Fund is an “interval fund” that is designed primarily for long-term investors and not as a trading vehicle. The Fund’s investment objective is to generate income and, to a lesser extent, seek long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the "Board"), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Fund’s Valuation and Pricing Policy. The Fund’s Board of Trustees has designated SEI Investments Management Corporation ("SIMC") as the Valuation Designee for the Fund pursuant to Rule 2a-5 (the "Rule") under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board's designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the "Committee") and has established a Valuation and Pricing Policy to implement the Rule and the Fund's Valuation and Pricing Policy (together with SIMC's Valuation and Pricing Policy, the "Procedures"). As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent

(a "Pricing Service"). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Fund will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Fund will value the security using the Fund’s Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

As of February 28, 2026, all level 3 asset-backed securities are valued by an independent dealer. Please see the unobservable inputs table on page 4 of the financial statements. A dealer’s valuation reflects its judgment of the price of an asset, assuming an arm’s length transaction at the valuation date between knowledgeable and willing market participants. The valuation pertains to an assumed transaction and may not necessarily reflect actual quoted or other prices, and does not indicate that an active market exists for the financial instrument.

10	SEI Alternative Income Fund

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fund’s Fair Value Procedures until a price from an independent source can be secured. Securities held by the Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC, through the Committee, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC monitors the reliability of prices obtained from any pricing service and shall promptly notify the Fund’s administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund’s administrator, in turn, will notify the Committee if the Fund’s administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Fund’s Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of the Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using the Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv)the liquidity of the security, (v) The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Fund, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

SEI Alternative Income Fund	11

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026 (Unaudited)

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

The valuation techniques used by the Fund to measure fair value during the six months ended February 28, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended February 28, 2026, there have been no significant changes to the Fund’s fair valuation methodologies. For details of the investment classifications reference the Schedule of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, the Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non- class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

12	SEI Alternative Income Fund

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — The Fund declares its net investment income monthly and distributes monthly. The Fund makes distributions of capital gains, if any, at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements —SIMC serves as the Fund’s investment adviser (the “Adviser”). In connection with serving as Adviser, SIMC is entitled to a fee of 1.30%, which is calculated daily and paid monthly, based on the average daily net assets of the Fund.

SEI Investments Global Fund Services (the “Administrator”) provides the Fund with administrative services. For its services, the Administrator is entitled to a fee of 0.10%, which is calculated daily and paid monthly, based on the average daily net assets of the Fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Fund. The Fund has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average daily net assets of Class F shares of the Fund will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Fund’s administrator and its affiliates have contractually agreed until December 31, 2026 to waive fees and reimburse expenses in order to keep total direct annual operating expenses (but excluding interest from borrowings, prime broker fees, dividends and interest on securities sold short, AFFE, taxes, brokerage commissions, costs associated with litigation or tax-related services, Trustee fees, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.00% and 0.75% for Class F & Class Y, respectively. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Fund. There is no guarantee that the contractual fee waiver agreement will continue after December 31, 2026.

Custodian Agreement — Brown Brothers Harriman & Co. serves as the custodian of the Fund. The custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold in the Fund.

Transfer Agent Servicing Agreement — UMB Fund Services, Inc. serves as the transfer agent for the Fund.

Payment to Affiliates — Certain officers and Trustees of the Fund are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Fund pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Fund as incurred.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the six months ended February 28, 2026, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
SEI Alternative Income Fund
Purchases	$—	$20,776	$20,776
Sales	—	15,698	15,698

5. CAPITAL STOCK

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares of each class, no par value per share. Subject to investor eligibility, the minimum initial investment by a shareholder for each of Class F and Class Y Shares is $100,000 with minimum subsequent investments of $1,000. The minimum balance requirement for each of Class F and Class Y Shares is $10,000.

The Fund offers two separate classes of Shares designated as Class F and Class Y on a continuous basis at the net asset value per share. The Fund is a closed-end investment company, and therefore no Shareholder will have the right to require the Fund to redeem its Shares, however, as an “interval fund,” the Fund will provide some liquidity to Shareholders by making quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Quarterly repurchases occur in the months of March, June, September and December. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

SEI Alternative Income Fund	13

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026 (Unaudited)

Under certain circumstances, an exchange may be made between Class F and Class Y of the Fund as presented on the Statements of Changes in Net Assets.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers to repurchase at NAV outstanding shares of the Fund. The results of the repurchase offers of Class F conducted for the reporting six months ended February 28, 2026 are as follows:

Repurchase Date	Repurchase Offer Amount	% of Shares Tendered	Number of Shares Tendered (000)
September 30, 2025	5%	0.8%	26
December 30, 2025	5	0.4	14

Repurchase Date	NAV Price of Shares Tendered	Redemption Value of Shares Tendered (000)	Shares Outstanding on Repurchase Date, Before Repurchase (000)
September 30, 2025	$10.35	$266	3,126
December 30, 2025	10.10	143	3,256

There were no repurchase offers of Class Y for the reporting six months ended February 28, 2026

6. FEDERAL TAX INFORMATION

It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

The permanent differences are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes and CLO adjustments.

There are no permanent differences that are credited or charged to Paid-In Capital and Distributable Earnings (Accumulated Losses) as of August 31, 2025.

The tax character of dividends and distributions paid during the year ended August 31, 2025 and the period ended August 31, 2024 was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
SEI Alternative Income Fund	2025	$3,078	$—	$3,078
	2024	1,683	—	1,683

As of August 31, 2025, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
SEI Alternative Income Fund	$1,019	$266	$—	$—	$—	$(153)	$(234)	$898

For Federal income tax purposes, the cost of securities owned at August 31, 2025, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in CLOs.

Post-October losses if any, represent losses realized on investment transactions from November 1, 2024 through August 31, 2025 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. For the year ended August 31, 2025, there were no capital loss carryforwards.

The aggregate gross unrealized appreciation and depreciation on total investments held by the Fund at February 28, 2026, was as follows:

14	SEI Alternative Income Fund

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
SEI Alternative Income Fund	$54,263	$716	$(1,494)	$(778)

Management has analyzed the Fund’s tax position taken on the federal income tax return and has concluded that as of February 28, 2026, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended August 31, 2025, the Fund did not incur any interest or penalties.

7. CONCENTRATION/RISKS

In the normal course of business, the Fund may enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Fund:

Collateralized Loan Obligations Risk — A CLO portfolio will generally be required to adhere to certain diversification rules established by the CLO issuer to mitigate against the risk of concentrated defaults within a given industry or sector. If the CLO’s outstanding debt is not called or refinanced, when the reinvestment period ends, the CLO uses cash flows from the underlying loans to pay down the outstanding debt tranches and wind up the CLO’s operations.

Normally, CLOs are privately offered and sold, and thus are not registered under the securities laws. CLOs themselves, and the loan obligations underlying the CLOs, are typically subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there will be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be severely impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the security in full. The Fund may not be able to accurately predict when or which of the Fund’s CLO investments will be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, resulting in a decline in the Fund’s income. As interest rates decrease, issuers of the underlying loan obligations may refinance any floating rate loans, which will result in a reduction in the principal value of the CLO’s portfolio and require the Fund to reinvest cash at inopportune times. Conversely, as interest rates rise, borrowers with floating rate loans may experience difficulty in making payments, resulting and delinquencies and defaults, which will result in a reduction in cash flow to the CLO and the CLO’s investors.

Liquidity Risk — Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO security directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.

Privately Issued Securities Risk — CLO securities are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.

SEI Alternative Income Fund	15

NOTES TO FINANCIAL STATEMENTS (Concluded)

February 28, 2026 (Unaudited)

Covenant Lite Loans Risk — Certain of the underlying loans or debt securities in which a CLO may invest may be issued or offered as “covenant lite” loans or debt, which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. A CLO may be delayed in enforcing its interests in covenant lite loans, which may result in losses.

CLO Manager Risk — CLO securities are managed by investment advisers independent of the Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans and debt securities within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance.

Extended Settlement Risk — Newly issued CLO securities purchased in the primary market typically experience delayed or extended settlement periods, possibly longer than seven days. In the period following such a purchase and prior to settlement these CLO securities may be considered less liquid than similar CLO securities available in the secondary market. In such circumstances the Fund bears a risk of loss if the value of the CLO declines before the settlement date or if the Fund is required to sell the CLO security prior to settlement. There is also the risk that the security will not be issued or that the counterparty will not meet its obligation, resulting in a loss of the investment opportunity.

Below Investment Grade Securities Risk — The Fund may invest in CLO debt and equity tranches that are rated below investment grade. Additionally, CLOs may hold below-investment grade securities and certain of the underlying loans and debt securities in which a CLO may invest may be rated below investment grade. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing.

Key Personnel Risk — The Fund is dependent upon the key personnel of the Adviser for the Fund’s future success.

Fair Valuation of the Fund’s Portfolio Investments — Generally there is no public market for the CLO investments the Fund targets. As a result, the Adviser values these securities at fair value. The Adviser’s determinations of the fair value of the Fund’s investments have a material impact on the Fund’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause its NAV on a given date to understate or overstate, possibly materially, the value that the Fund ultimately realizes on one or more of its investments.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short-term and long-term.

A disruption or downturn in the capital markets and the credit markets could impair the Fund’s ability to raise capital, reduce the availability of suitable investment opportunities, or adversely and materially affect the value of its investments, any of which would negatively affect the Fund’s performance. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide.

16	SEI Alternative Income Fund

Reinvestment Risk — CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of the Fund’s assets and the market value of the Fund’s securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that the Fund will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Limited Investment Opportunities Risk — The market for CLO securities is more limited than the market for other credit related investments. The Fund can offer no assurances that sufficient investment opportunities for the Fund’s capital will be available.

Non-Diversification Risk — The Fund is a non-diversified investment company under the 1940 Act and expects to hold a narrower range of investments than a diversified fund under the 1940 Act.

Temporary Defensive Positions — The Fund may take a temporary defensive position (investments in cash or cash equivalents) in response to adverse market, economic, political or other conditions. Cash equivalents include short-term high quality debt securities and money market instruments such as commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, repurchase agreements and shares of short-term affiliated or non-affiliated fixed income or money market funds.

8. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of February 28, 2026, SPTC held of record the following:

SEI Alternative Income Fund
Class F	100.00%
Class Y	100.00%

SPTC is not a direct service provider to the Fund. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the

Fund as custodian for shareholders that are clients of the advisors and financial planners.

9. SEGMENT REPORTING

The Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Fund’s CODM. The CODM has determined that the Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

SEI Alternative Income Fund	17

DISCLOSURE OF FUND EXPENSES (Unaudited)

February 28, 2026

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2025 through February 28, 2026).

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 9/1/25	Ending Account Value 2/28/26	Annualized Expense Ratios	Expenses Paid During Period *
SEI Alternative Income Fund
Actual Fund Return
Class F	$1,000.00	$1,008.70	1.00%	$4.98
Class Y	1,000.00	1,010.00	0.75	3.74
Hypothetical 5% Return
Class F	$1,000.00	$1,019.84	1.00%	$5.01
Class Y	1,000.00	1,021.08	0.75	3.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

18	SEI Alternative Income Fund

SEI Alternative Income Fund/Semi-Annual Report/February 28, 2026

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

David F. McCann

Vice President, Secretary

Timothy D. Barto

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-ALT (2/26)

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 1 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Report to Shareholders filed under Item 1 of this form, if applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual report.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Items 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Alternative Income Fund

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: April 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)
Date: April 27, 2026

By (Signature and Title)	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)
Date: April 27, 2026